UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Paul Latronica, Treasurer

Advent/Claymore Enhanced Growth & Income Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide full text of semi-annual report.]

SemiAnnual Report April 30,2005 Unaudited	Advent/Claymore Enhanced Growth & Income Fund	LCM

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Summary | As of April 30, 2005 (unaudited)

Fund Statistics
Share Price	$17.60
Common Share Net Asset Value	$17.99
Premium/Discount to NAV	-2.17%
Net Assets ($000)	$244,308

Total Returns (Inception 1/31/05)	Market	NAV
Since Inception	-12.00%	-5.81%

Top Ten Sectors	% of Long-Term Investments
Telecommunications	17.0%
Oil and Gas	12.5%
Electronic Equipment and Components	5.8%
Special Purpose Entity	5.7%
Aluminum, Steel and Other Metals	5.5%
Communications, Media and Equipment	4.8%
Internet	4.6%
Mining	4.3%
Automotive	3.8%
Insurance	3.4%

Top Ten Issuers	% of Long-Term Investments
Dow Jones CDX HY	4.4%
Lucent Technologies, Inc.	2.9%
MCI, Inc.	2.5%
Intelsat Bermuda Ltd.	2.0%
Spectrum Brands, Inc.	2.0%
ChevronTexaco Corp.	1.7%
Altria Group, Inc.	1.6%
Rogers Wireless Communications, Inc	1.5%
Glencore Funding LLC	1.5%
Andrew Corp.	1.5%

2 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | April 30, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments – 102.0%

	Common Stocks – 49.6%

	Aerospace and Defense – 1.7%

75,000	Armor Holdings, Inc. (a)	$2,625,750

40,000	Honeywell International, Inc.	1,430,400

		4,056,150

	Aluminum, Steel and Other Metals – 5.6%

85,000	Alcoa, Inc.	2,466,700

63,800	Cameco Corp. (Canada)	2,480,544

56,000	Cleveland-Cliffs, Inc.	3,248,560

55,300	Companhia Vale do Rio Doce ADR (Brazil)	1,490,335

40,000	Dofasco, Inc. (Canada)	1,027,929

133,950	Gerdau SA ADR (Brazil)	1,306,013

40,000	United States Steel Corp.	1,710,400

		13,730,481

	Automotive – 1.6%

40,000	General Motors Corp.	1,067,200

40,000	Toyota Motor Corp. ADR (Japan)	2,908,400

		3,975,600

	Banking and Finance – 0.4%

119,900	Mitsubishi Tokyo Financial Group, Inc. ADR (Japan)	1,037,135

	Chemicals – 2.0%

110,000	Celanese Corp., Class A (a)	1,600,500

50,000	Dow Chemical Co.	2,296,500

132,700	Terra Industries, Inc. (a)	915,630

		4,812,630

	Computers – Software and Peripherals – 2.9%

25,000	Automatic Data Processing, Inc.	1,086,000

35,000	Infosys Technologies Ltd. ADR (India)	2,072,000

40,000	NCR Corp. (a)	1,320,000

100,000	Red Hat, Inc. (a)	1,075,000

36,400	SAP AG ADR (Germany)	1,435,252

		6,988,252

	Consumer Staples – 1.6%

60,000	Altria Group, Inc.	3,899,400

	Electronic Equipment and Components – 2.9%

20,100	Analog Devices, Inc.	685,611

45,400	Applied Materials, Inc.	675,098

75,000	Intel Corp.	1,764,000

138,600	Micron Technology, Inc. (a)	1,345,806

20,000	Silicon Laboratories, Inc. (a)	508,000

25,000	SONY Corp. ADR (Japan)	917,750

50,000	Texas Instruments, Inc.	1,248,000

		7,144,265

Number of Shares		Value
	Financial Services – 1.8%

25,200	Citigroup, Inc.	$1,183,392

101,200	E*TRADE Financial Corp. (a)	1,124,332

40,000	Morgan Stanley	2,104,800

		4,412,524

	Health Care Products and Services – 0.8%

27,500	Colgate-Palmolive Co.	1,369,225

10,000	Johnson & Johnson	686,300

		2,055,525

	Internet – 4.6%

105,000	Ask Jeeves, Inc. (a)	2,854,950

130,400	Juniper Networks, Inc. (a)	2,945,736

90,000	Priceline.com, Inc. (a)	2,282,400

50,000	SINA Corp. (Cayman Islands) (a)	1,373,500

100,000	Symantec Corp. (a)	1,878,000

		11,334,586

	Leisure and Entertainment – 0.9%

30,000	MGM MIRAGE (a)	2,094,300

	Mining – 0.9%

50,000	Alpha Natural Resources, Inc. (a)	1,157,500

8,357	Noranda, Inc. (Canada)	156,527

60,000	Placer Dome, Inc. (Canada)	801,600

		2,115,627

	Oil and Gas – 11.1%

80,000	ChevronTexaco Corp.	4,160,000

20,000	Exxon Mobil Corp.	1,140,600

40,000	Marathon Oil Corp.	1,862,800

20,000	Murphy Oil Corp.	1,781,800

50,000	Petroleo Brasileiro SA ADR (Brazil)	2,096,500

31,000	Precision Drilling Corp. (Canada) (a)	2,237,270

80,000	Pride International, Inc. (a)	1,784,000

38,500	Repsol YPF SA ADR (Spain)	973,665

20,000	Schlumberger Ltd.	1,368,200

50,000	Suncor Energy, Inc. (Canada)	1,843,000

15,000	Sunoco, Inc.	1,488,900

70,000	Tesoro Corp.	2,655,800

38,300	Valero Energy Corp.	2,624,699

21,700	YPF SA ADR (Argentina)	1,120,588

		27,137,822

	Pharmaceuticals – 0.9%

50,600	Biogen Idec, Inc. (a)	1,833,744

86,100	Elan Corp. PLC ADR (Ireland) (a)	474,411

		2,308,155

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued (unaudited)

Number of Shares		Value
	Retail – Specialty Stores – 1.3%

13,400	Best Buy Co., Inc.	$674,556

25,000	Circuit City Stores, Inc.	395,000

50,000	Costco Wholesale Corp.	2,029,000

		3,098,556

	Telecommunications – 6.8%

119,600	Citizens Communications Co.	1,524,900

80,600	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	1,542,684

150,000	Corning, Inc. (a)	2,062,500

50,000	MCI, Inc.	1,326,500

68,800	Motorola, Inc.	1,055,392

92,000	Nokia Oyj ADR (Finland)	1,470,160

80,300	Sprint Corp.	1,787,478

93,800	Tele Norte Leste Participacoes SA ADR (Brazil)	1,388,240

98,100	Telefonaktiebolaget LM Ericsson ADR (Sweden)	2,889,045

60,000	Vodafone Group PLC ADR (United Kingdom)	1,568,400

		16,615,299

	Transportation – 0.9%

30,000	United Parcel Service, Inc., Class B	2,139,300

	Utilities – 0.9%

28,300	Consolidated Edison, Inc.	1,224,824

10,000	NRG Energy, Inc. (a)	311,000

10,900	Public Service Enterprise Group, Inc.	633,290

		2,169,114

	Total Common Stocks (Cost $127,823,127)	121,124,721

	Convertible Preferred Stocks – 12.3%

	Automotive – 0.5%

28,800	Ford Motor Co. Capital Trust II, 6.50%, 2032	1,121,760

	Banking and Finance – 0.3%

15,000	Washington Mutual Capital Trust I, Equity Security Unit, 5.375%, 2041	778,740

	Communications Equipment – 1.2%

3,000	Lucent Technologies Capital Trust I, 7.75%, 2017	2,820,750

	Communications, Media and Equipment – 0.8%

44,500	Interpublic Group of Cos., Inc., Ser. A, 5.375%, 2006	2,047,000

	Financial Services – 0.1%

3	Fannie Mae, 5.375%	277,119

	Insurance – 3.5%

2,360	Fortis Insurance NV, 7.75%, 2008 (b)	2,406,020

125,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	2,787,500

100,000	UnumProvident Corp., 8.25%, 2006	3,323,000

		8,516,520

Number of Shares		Value
	Office Equipment – 0.6%

11,850	Xerox Corp., 6.25%, 2006	$1,369,860

	Oil and Gas – 1.2%

37,700	Amerada Hess Corp., 7.00%, 2006	3,066,141

	Real Estate Investment Trust – 1.3%

54,857	Simon Property Group, Inc., 6.00%	3,186,643

	Retail - Specialty Stores – 1.4%

161,563	Albertson’s, Inc., 7.25%, 2007	3,467,142

	Transportation – 0.4%

22,000	Teekay Shipping Corp., 7.25%, 2006 (Marshall Islands)	1,065,900

	Utilities – 1.0%

2,435	NRG Energy, Inc., Ser. 4 (2), 4.00%	2,375,951

	Total Convertible Preferred Stocks

	(Cost $32,793,749)	30,093,526

Principal Amount		Value
	Corporate Bonds – 27.5%

	Automotive – 1.1%

$3,000,000	Dura Operating Corp., Ser. B, B-

	8.625%, 4/15/12, Company Guarantee Notes	$2,550,000

	Communications Equipment – 1.0%

3,000,000	Lucent Technologies, Inc., B

	6.45%, 3/15/29, Debentures (e)	2,546,250

	Communications, Media and Equipment – 4.0%

5,000,000	Charter Communications, Inc., CCC-

	10.00%, 5/15/11, Senior Notes	3,500,000

3,500,000	Mediacom LLC, B

	9.50%, 1/15/13, Senior Notes (e)	3,351,250

4,500,000	WMG Holdings Corp., B-

	9.50%, 12/15/14, Senior Discount Notes (b)(c)	2,992,500

		9,843,750

	Electronic Equipment and Components – 1.3%

4,000,000	Amkor Technology, Inc., B-

	7.75%, 5/15/13, Senior Notes (e)	3,135,000

	Financial Services – 1.6%

4,000,000	Glencore Funding LLC, BBB-

	6.00%, 4/15/14, Company Guarantee Notes (b)(e)	3,788,728

	Forest Products – 1.2%

4,000,000	Tembec Industries, Inc., B

	8.50%, 2/01/11, Company Guarantee Notes (Canada)	3,060,000

	Household Products and Services – 2.0%

5,000,000	Spectrum Brands, Inc., B-

	7.375%, 2/01/15, Senior Subordinated Notes (b)	4,850,000

	Mining – 1.2%

3,000,000	Hudson Bay Mining and Smelting Co., Ltd., B

	9.625%, 1/15/12, Secured Notes (Canada) (b)	2,880,000

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued (unaudited)

Principal Amount		Value
	Oil and Gas – 0.4%

$1,000,000	Titan Petrochemicals Group, Ltd., Ser. REGS, B+

	8.50%, 3/18/12, Company Guarantee Notes (Bermuda)	$915,000

	Real Estate Investment Trusts – 0.5%

1,251,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB

	7.125%, 2/15/13, Senior Notes (b)	1,210,343

	Retail - Specialty Stores – 0.4%

1,000,000	Movie Gallery, Inc., B-

	11.00%, 5/01/12, Senior Unsecured Notes (b)	993,750

	Special Purpose Entity – 4.5%

12,000,000	Dow Jones CDX HY, Ser. 3-4, NR

	10.50%, 12/29/09 (b)	11,055,000

	Telecommunications – 7.0%

5,000,000	Intelsat Bermuda Ltd., B+

	8.25%, 1/15/13, Senior Notes (Bermuda) (b)	5,037,500

4,500,000	MCI, Inc., B+

	7.735%, 5/01/14, Senior Notes	4,871,250

4,000,000	Rogers Wireless Communications, Inc., BB

	6.375%, 3/01/14, Secured Notes (Canada) (e)	3,830,000

4,000,000	Triton PCS, Inc. CCC-

	8.50%, 6/01/13, Company Guarantee Notes (e)	3,460,000

		17,198,750

	Waste Management – 1.3%

3,500,000	Allied Waste NA, BB-

	6.125%, 2/15/14, Senior Secured Notes (e)	3,062,500

	Total Corporate Bonds (Cost $72,886,354)	67,089,071

	Convertible Bonds – 12.6%

	Automotive – 0.7%

106,300	General Motors Corp., Ser. B, BB+, 5.25%, 3/06/32	1,761,391

	Communications Equipment – 0.8%

1,900,000	Lucent Technologies, Inc., Ser. B, B

	2.75%, 6/15/25, Senior Unsecured Convertible Notes	1,876,250

	Electronic Equipment and Components – 1.7%

3,000,000	Advanced Micro Devices, Inc., B-

	4.75%, 2/01/22, Senior Unsecured Convertible Notes (d)	2,801,250

1,450,000	Flextronics International Ltd., BB-

	1.00%, 8/01/10, Subordinated Convertible Notes (Singapore)	1,366,625

		4,167,875

	Leisure and Entertainment – 0.3%

670,000	Four Seasons Hotels, Inc., BBB-

	1.875%, 7/30/24, Senior Convertible Notes	703,500

	Medical Equipment and Supplies – 0.6%

1,500,000	Fisher Scientific International, Inc., BB+

	3.25%, 3/01/24, Senior Subordinated Convertible Notes	1,528,125

Principal Amount		Value
	Mining – 2.4%

$2,445,000	Massey Energy Co., BB

	2.25%, 4/01/24, Senior Convertible Notes	$3,095,981

2,800,000	Placer Dome, Inc., BBB+

	2.75%, 10/15/23, Senior Convertible Notes (Canada)	2,737,000

		5,832,981

	Pharmaceuticals – 1.1%

3,000,000	Valeant Pharmaceuticals International, B

	4.00%, 11/15/13, Subordinated Convertible Notes	2,752,500

	Special Purpose Entity – 1.3%

1,000,000	Elan Capital Corp. Ltd., CCC+

	6.50%, 11/10/08, Company Guarantee Notes (Ireland)	856,250

2,000,000	Qiagen Finance SA, NR

	1.50%, 8/18/24, Company Guarantee Notes (Luxembourg)	2,349,674

		3,205,924

	Telecommunications – 3.5%

3,366,000	Andrew Corp., B+

	3.25%, 8/15/13, Subordinated Convertible Notes	3,673,147

3,000,000	Millicom International Cellular SA, B-

	4.00%, 1/07/10, Convertible Debentures (Luxembourg)	2,881,794

2,100,000	Tekelec, Inc., NR

	2.25%, 6/15/08, Senior Subordinated Notes	1,953,000

		8,507,941

	Transportation – 0.2%

500,000	CP Ships Ltd., BB+

	4.00%, 6/30/24, Senior Subordinated Notes	466,875

	Total Convertible Bonds (Cost $35,489,054)	30,803,362

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued (unaudited)

Contracts (100 shares per contract)	Call Options Purchased(a)	Expiration Date	Exercise Price	Market Value
340	Alcatel SA	June 2005	$15.00	$1,700

2	Celanese Corp.	June 2005	17.50	30

75	Fannie Mae	June 2005	75.00	375

180	FirstEnergy Corp.	July 2005	45.00	11,700

10	QTL, Inc.	June 2005	17.50	100

	Total Call Options Purchased (Cost $11,808)			13,905

	Total Investments – 102.0% (Cost $269,004,092)			249,124,585

	Liabilities in excess of other assets–(0.5%)			(1,296,785)

	Total Options Written–(1.5%)			(3,520,293)

	Net Assets – 100.0%			$244,307,507

ADR - American Depositary Receipt.

LLC - Limited Liability Corp.

LP - Limited Partnership

PLC - Public Limited Company.

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $24,158,841 or 9.9% of net assets.

(c)	Step coupon - Coupon rate is 0% to 12/15/09; thereafter it is 9.50%.

(d)	Floating rate security.

(e)	All or a portion of these securities, with an aggregate market value of $21,446,360 have been physically segregated to collateralize written call options.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
500	Albertson’s, Inc.	May 2005	$20.00	$16,250

1	Allied Waste NA	June 2005	93.00	2,135

200	Alpha Natural Resources, Inc.	June 2005	25.00	21,500

100	Alpha Natural Resources, Inc.	June 2005	30.00	2,000

600	Altria Group, Inc.	May 2005	65.00	90,000

14	Altria Group, Inc.	May 2005	70.00	350

115	Amerada Hess Corp.	May 2005	95.00	21,563

175	Amerada Hess Corp.	May 2005	100.00	9,625

1	Amkor Technology, Inc.	June 2005	90.00	440

300	Andrew Corp.	May 2005	12.50	12,000

250	Armor Holdings, Inc.	May 2005	35.00	27,500

200	Armor Holdings, Inc.	May 2005	40.00	2,000

250	Armor Holdings, Inc.	August 2005	40.00	26,825

250	Ask Jeeves, Inc.	June 2005	25.00	67,500

200	Assurant, Inc.	June 2005	35.00	27,000

200	Assurant, Inc.	September 2005	35.00	27,000

250	Automatic Data Processing, Inc.	May 2005	45.00	3,750

210	Biogen Idec, Inc.	May 2005	45.00	2,100

300	Cameco Corp.	May 2005	40.00	45,000

345	Celanese Corp.	September 2005	17.50	12,075

500	ChevronTexaco Corp.	May 2005	55.00	10,000

250	Circuit City Stores, Inc.	May 2005	16.00	10,000

61	Citigroup, Inc.	May 2005	45.00	12,810

355	Citizens Communications Co.	August 2005	12.50	18,638

428	Citizens Communications Co.	January 2006	12.50	32,100

200	Cleveland-Cliffs, Inc.	May 2005	60.00	37,000

100	Cleveland-Cliffs, Inc.	May 2005	65.00	5,500

275	Colgate-Palmolive Co.	May 2005	50.00	26,125

108	Compania Anonima Nacional Telefonos de Venezuela	July 2005	20.00	7,560

25	Compania Anonima Nacional Telefonos de Venezuela	July 2005	22.50	750

85	Compania Anonima Nacional Telefonos de Venezuela	October 2005	20.00	8,500

25	Compania Anonima Nacional Telefonos de Venezuela	October 2005	22.50	1,250

82	Consolidated Edison, Inc.	August 2005	45.00	3,485

1,500	Corning, Inc.	May 2005	10.00	555,000

250	Costco Wholesale Corp.	May 2005	37.50	78,750

250	Costco Wholesale Corp.	June 2005	37.50	91,250

60	CP Ships Ltd.	July 2005	15.00	2,550

1	Dow Jones CDX HY, Ser. 3-4.	June 2005	99.00	57,960

205	E*TRADE Financial Corp.	May 2005	12.00	2,050

350	E*TRADE Financial Corp.	July 2005	13.00	4,375

200	Exxon Mobil Corp.	May 2005	60.00	7,000

400	Flextronics International Ltd.	May 2005	12.50	2,000

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued (unaudited)

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
400	General Motors Corp.	May 2005	$22.50	$172,000

30	General Motors Corp.	June 2005	40.00	150

200	Gerdau SA	June 2005	11.625	6,000

25	Gerdau SA	June 2005	15.00	750

200	Gerdau SA	September 2005	11.625	11,250

300	Gerdau SA	September 2005	13.375	11,250

1	Glencore Funding LLC	June 2005	98.50	3,860

100	Infosys Technologies Ltd.	July 2005	65.00	16,250

85	Infosys Technologies Ltd.	July 2005	70.00	6,162

750	Intel Corp.	May 2005	22.50	82,500

640	Interpublic Group of Cos., Inc.	July 2005	15.00	6,400

100	Johnson & Johnson	July 2005	60.00	89,000

994	Juniper Networks, Inc.	July 2005	22.50	139,160

200	Juniper Networks, Inc.	July 2005	25.00	13,000

1	Lucent Technologies, Inc.	June 2005	98.00	540

2,500	Lucent Technologies, Inc.	July 2005	4.00	12,500

400	Marathon Oil Corp.	May 2005	47.50	28,000

400	Massey Energy Co.	May 2005	40.00	12,000

200	MCI, Inc.	May 2005	22.50	106,000

300	MCI, Inc.	June 2005	22.50	121,500

1	Mediacom LLC	June 2005	101.00	8,085

100	MGM MIRAGE	June 2005	70.00	27,500

1,275	Micron Technology, Inc.	July 2005	10.00	70,125

200	Millicom International Cellular SA	May 2005	22.50	5,000

100	Millicom International Cellular SA	July 2005	25.00	2,500

360	Mitsubishi Tokyo Financial Group, Inc.	May 2005	10.00	1,800

166	Mitsubishi Tokyo Financial Group, Inc.	August 2005	10.00	1,660

100	Morgan Stanley	May 2005	55.00	12,500

100	Murphy Oil Corp.	June 2005	100.00	7,500

882	Nokia Oyj	July 2005	15.00	110,250

600	NCR Corp.	May 2005	35.00	21,000

300	NRG Energy, Inc.	June 2005	35.00	18,000

190	NRG Energy, Inc.	June 2005	40.00	3,325

100	NRG Energy, Inc.	September 2005	40.00	7,250

250	Petroleo Brasileiro SA	May 2005	45.00	8,750

208	Petroleo Brasileiro SA	July 2005	45.00	27,040

200	Precision Drilling Corp.	May 2005	75.00	25,000

508	Priceline.com, Inc.	July 2005	25.00	109,220

292	Priceline.com, Inc.	May 2005	25.00	39,420

109	Public Service Enterprise Group, Inc.	June 2005	50.00	89,925

40	Qiagen Finance SA	May 2005	10.00	11,900

10	Qiagen Finance SA	May 2005	12.50	925

40	Qiagen Finance SA	August 2005	10.00	13,400

50	Qiagen Finance SA	August 2005	12.50	7,250

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
252	Red Hat, Inc.	June 2005	$12.50	$5,040

414	Red Hat, Inc.	June 2005	15.00	4,140

100	Repsol YPF SA	July 2005	30.00	2,000

1	Rogers Wireless Communications, Inc.	June 2005	104.00	—

150	SAP AG	May 2005	40.00	3,750

200	SAP AG	May 2005	37.50	41,000

200	Silicon Laboratories, Inc.	May 2005	25.00	26,000

100	Simon Property Group, Inc.	July 2005	65.00	25,000

150	SONY Corp.	May 2005	35.00	27,750

450	Sprint Corp.	May 2005	25.00	4,500

300	Sprint Corp.	August 2005	22.50	34,500

500	Suncor Energy, Inc.	May 2005	40.00	12,500

100	Sunoco, Inc.	May 2005	100.00	24,500

50	Sunoco, Inc.	May 2005	105.00	5,250

150	Teekay Shipping Corp.	May 2005	50.00	1,500

400	Tekelec, Inc.	August 2005	17.50	12,000

493	Tele Norte Leste Participacoes SA	July 2005	15.00	46,835

230	Tele Norte Leste Participacoes SA	July 2005	17.50	5,750

975	Telefonaktiebolaget LM Ericsson	May 2005	30.00	53,625

230	Terra Industries, Inc.	May 2005	7.50	11,500

150	Terra Industries, Inc.	June 2005	7.50	7,500

30	Terra Industries, Inc.	September 2005	7.50	1,650

280	Tesoro Corp.	May 2005	35.00	106,400

750	Tesoro Corp.	May 2005	40.00	85,000

130	Texas Instruments, Inc.	July 2005	25.00	16,900

375	The PMI Group, Inc.	June 2005	45.00	7,500

100	The PMI Group, Inc.	May 2005	40.00	2,000

55	Toyota Motor Corp.	May 2005	75.00	2,200

1	Triton PCS, Inc.	June 2005	97.00	80

500	UnumProvident Corp.	May 2005	17.50	20,000

8	Valeant Pharmaceuticals International	September 2005	25.00	340

150	Valeant Pharmaceuticals International	September 2005	30.00	1,500

383	Valero Energy Corp.	May 2005	75.00	34,470

250	Vodafone Group PLC	May 2005	25.00	28,750

	Total Call Options Written (Premiums received $4,161,722)			$3,520,293

(a)	Non-income producing security.

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Assets and Liabilities | April 30, 2005 (unaudited)

Assets
Investments at value (cost $ 269,004,092)	$249,124,585
Foreign currency, at value (cost $ 16,486)	16,144
Dividends and interest receivable	2,601,080
Receivable for investments sold	1,960,453

Total assets	253,702,262

Liabilities
Due to custodian	5,235,394
Options written, at value (premiums received of $ 4,161,722)	3,520,293
Offering costs payable	347,607
Advisory fee payable	204,680
Accrued expenses and other liabilities	86,781

Total liabilities	9,394,755

Net Assets	$244,307,507
Composition of Net Assets
Common stock, $.01 par value per share; unlimited number of shares authorized, 13,580,240 shares issued and outstanding	$135,802
Additional paid-in capital	258,703,782
Net realized gain on investments, options and foreign currency transactions	2,474,565
Undistributed net investment income	2,231,778
Net unrealized depreciation on investments, options and foreign currency translation	(19,238,420)

Net Assets	$244,307,507

Net Asset Value (based on 13,580,240 common shares outstanding)	$17.99

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Operations | For the Period January 31, 2005* through April 30, 2005 (unaudited)

Investment Income
Interest (net of foreign withholding taxes of $ 4,228)	$1,642,608
Dividends (net of foreign withholding taxes of $ 16,461)	1,372,261

Total income		$3,014,869

Expenses
Advisory fee	621,667
Professional fees	41,386
Trustees’ fees and expenses	29,891
Administration fee	19,831
Fund accounting	17,022
Printing expense	13,500
Transfer agent fee	9,004
Custodian fee	8,769
Insurance	7,599
NYSE listing	6,210
Miscellaneous	8,212

Total expenses		783,091

Net investment income		2,231,778

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions
Net realized gain on:
Investments		186,566
Options		2,286,571
Foreign currency transactions		1,428
Net unrealized appreciation (depreciation) on:
Investments		(19,879,507)
Options		641,429
Foreign currency translation		(342)

Net loss on investments, options and foreign currency transactions		(16,763,855)

Net Decrease in Net Assets Resulting from Operations		$(14,532,077)

*	Commencement of investment operations.

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders |

For the Period January 31, 2005* through April 30, 2005 (unaudited)
Decrease in Net Assets from Operations
Net investment income	$2,231,778
Net realized gain on investments, options and foreign currency transactions	2,474,565
Net unrealized depreciation on investments, options and foreign currency translation	(19,238,420)

Net decrease in net assets resulting from operations	(14,532,077)

Capital Share Transactions
Proceeds from the issuance of common shares	259,282,500
Common share offering costs charged to paid-in capital	(543,000)

Net increase from capital share transactions	258,739,500

Total increase in net assets	244,207,423
Net Assets
Beginning of period	100,084

End of period (including undistributed net investment income of $ 2,231,778)	$244,307,507

*	Commencement of investment operations.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial Highlights | (unaudited)

Per share operating performance for a common share outstanding throughout the period	For the Period January 31, 2005* through April 30, 2005 (unaudited)
Net asset value, beginning of period	$19.10	(b)
Income from investment operations
Net investment income (a)	0.17
Net realized and unrealized loss on investments, options and foreign currency transactions	(1.24)

Total from investment operations	(1.07)

Common shares’ offering expenses charged to paid-in capital	(0.04)

Net asset value, end of period	$17.99

Market value, end of period	$17.60

Total investment return(c)
Net asset value	-5.81%
Market value	-12.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$244,308
Ratio of net expenses to average net assets	1.26	%(d)
Ratio of net investment income to average net assets	3.59	%(d)
Portfolio turnover rate	53%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Before deduction of offering expenses charged to capital.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund

Notes to Financial Statements | April 30, 2005 (unaudited)

Note 1 – Organization:

Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund’s primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Preferred equity securities are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Discounts or premiums on convertible debt securities are not amortized.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translations in the Fund’s statement of operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translations.

(d) Covered Call Options

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

12 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued (unaudited)

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Note 3 – Investment Advisory Agreement, Investment Management Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Advisor”) and the Fund, the Advisor furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, the Fund’s Investment Manager, provides personnel and pays the compensation of all trustees of the Fund who are its affiliates. As compensation for these services, the Fund pays the Advisor an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between Advent Capital Management, LLC (the “Investment Manager”) and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the

Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all trustees of the Fund who are its affiliates.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2005, the cost and related gross unrealized appreciation and depreciation, excluding written options and foreign currency translation are as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation On investments
$269,004,092	$1,565,922	$(21,445,429)	$(19,879,507)

Note 5 – Investments in Securities:

For the period ended April 30, 2005, purchases and sales of investments, excluding options and short-term securities, were $400,722,126 and $131,880,533, respectively.

The Fund entered into written option contracts during the period ended April 30, 2005.

Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options written during the period	95,871	$9,932,309
Options expired during the period	(7,237)	(857,926)
Options closed during the period	(49,540)	(4,273,425)
Options assigned during the period	(6,309)	(639,236)

Options outstanding, end of period	32,785	$4,161,722

SemiAnnual Report | April 30, 2005 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund l Notes to Financial Statements continued (unaudited)

Note 6 – Capital:

Common Shares

In connection with its organization process, the Fund sold 5,240 shares of beneficial interest to Claymore Securities, Inc., an affiliate of the Advisor, for consideration at $100,084. The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 13,580,240 issued and outstanding. Of this amount, the Fund issued 12,550,000 shares of common stock in its initial public offering and issued, pursuant to an over allotment option to the underwriters, an additional 700,000 shares on February 11, 2005, 300,000 shares on February 23, 2005 and 25,000 shares on March 11, 2005. All of these shares were issued at $19.10 per share after deducting the sales load but before reimbursement of expenses to the underwriters of $0.00667 per share.

Offering expenses, estimated at $543,000 or $0.04 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Adviser and Investment Manager have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

Note 7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Subsequent Event:

On March 31, 2005, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on May 31 to shareholders of record on May 13.

Note 9 – Investment Advisory and Investment Management Agreement Contracts:

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment advisory or investment management agreements and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), are required to approve the terms of the Fund’s investment advisory and investment management agreements prior to the commencement of Fund operations. In this regard, the Board reviewed and approved the investment advisory agreement (the “Advisory Agreement”) and the investment management agreement (the “Management Agreement”) with the Advisor and the Investment Manager for the Fund.

At a meeting held on December 14, 2004, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of the Advisor and the Investment Manager and approval of the Advisory Agreement and of the Management Agreement. Going forward, the Board will review the Advisory Agreement and the Management Agreement on an annual basis and approval from the Board will be required for the agreement contracts to remain in effect.

Board Consideration of Investment Advisory Agreement and Investment Management Agreement

The Board of Trustees of the Fund, in approving the selection of the Advisor and the Investment Manager and in approving the Advisory Agreement between the Fund and the Advisor and the Management Agreement among the Fund, the Advisor and the Investment Manager (collectively, the “Agreements”), considered and concluded the following:

14 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund l Notes to Financial Statements continued (unaudited)

Factors Considered

In considering the Agreements, the Board of Trustees, including the non-interested Trustees, did not identify any factor as all-important or all-controlling and instead considered many factors collectively in light of all of the Fund’s surrounding circumstances, including the following: (i) the investment objectives and policies of the Fund, (ii) the team of investment advisory personnel assigned to the Fund, (iii) the nature and quality of the services to be provided to the Fund by the Advisor and the Investment Manager, (iv) the Fund’s fee and expense data as compared to a peer group of closed-end funds with similar investment strategies as the Fund, (v) a pro forma profitability analysis of both the Advisor and the Investment Manager with respect to the Fund based on certain assumed levels of Managed Assets and (vi) the direct and indirect benefits to the Advisor and the Investment Manager from their relationship with the Fund.

During its deliberations, the Board of Trustees focused on the experience, resources and strengths of (i) the Investment Manager in managing investment companies that invest, among other types of investments, in convertible and high yield securities and (ii) the Advisor in supervising the investment activities of certain nonaffiliated closed-end fund managers, strategizing with such fund managers as to the investment programs of the funds they manage and providing various administrative and shareholder support services to closed-end funds. The Board of Trustees discussed with the portfolio managers the investment policies of the Fund and the means by which they intend to pursue those policies, how those means may differ from the means employed with respect to other funds managed by the Investment Manager and/or the Advisor with different investment objectives and policies and the Investment Manager’s policies and procedures in respect of execution of portfolio transactions. The Board of Trustees, based on their experience as directors or trustees of other investment companies managed by the Investment Manager or administered by the Advisor, also focused on the quality of the compliance and administrative staff at the Advisor and the Investment Manager and assured themselves that the services provided by such staff would be made available to the Fund. The Board of Trustees also focused on the Fund’s advisory fee rate, investment management fee rate, aggregate advisory fee rate and anticipated expense ratios as compared to those of comparable closed-end funds with comparable investment objectives and strategies (such information was provided by the Advisor and was based on publicly available information). The Board of Trustees also considered whether the Fund presented opportunities for economies of scale.

The non-interested Trustees were represented by independent counsel who assisted them in their deliberations. Although the Board of Trustees was made aware of certain arrangements to be entered into between the Advisor and/or the Investment Manager and certain third parties in connection with the on-going operation of the Fund (including anticipated fees to be paid to such third parties), the Board of Trustees was informed by independent counsel to the non-interested Trustees that it was not to consider any such fees being paid by the Advisor and/or the Investment Manager to third parties when considering the reasonableness of each of the advisory fee and management fee being paid to the Advisor and the Investment Manager, respectively, by the Fund in connection with the services the Advisor and the Investment Manager provide to the Fund.

Conclusions

Based on the information reviewed and discussions held with respect to each of the foregoing items, the Board of Trustees, including a majority of the non-interested Trustees, concluded that:

•	it was satisfied with the nature, extent and quality of the services to be provided by each of the Advisor and the Investment Manager to the Fund;

•	there did not appear at this time to be any significant economies of scale to be shared between the Fund and the Investment Manager or the Advisor;

•	in light of the anticipated costs of providing investment management and advisory services to the Fund, the pro forma profit levels and other ancillary benefits that the Investment Manager and the Advisor were projected to receive with regard to providing investment management, advisory and other services to the Fund were reasonable; and

•	each of the advisory fee rate and investment management fee rate was reasonable in relation to such services, giving due regard to the sophisticated and multi-dimensional nature of the investment strategies to be employed by the Fund.

SemiAnnual Report | April 30, 2005 | 15

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental Information | (unaudited)

Trustees

The trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Derek Medina ABC News 47 West 66th Street New York, NY 10023 Age: 38 Trustee	3 years/ since inception	Vice President, Business Affairs and News Planning at ABC News from 2003-present. Formerly, Executive Director, Office of the President at ABC News from (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute. Former Director of Episcopal Social Services.

Ronald A. Nyberg Age: 51 Trustee	3 years/ since inception	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	8	Trustee, MBIA Capital/ Claymore Managed Duration Investment Grade Municipal Fund and Western Asset/ Claymore U.S.Treasury Inflation Protected Securities Fund.

Gerald L. Seizert, CFP Seizert Capital Partners LLC 1668 S.Telegraph, Suite 120 Bloomfield Hills, MI 48302 Age: 52 Trustee	3 years/ since inception	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC from 2000-present. Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart Williams Capital Partners, L.P. 650 Fifth Avenue New York, NY 10019 Age: 44 Trustee	3 years/ since inception	Managing Partner, Williams Capital Partners, L.P., Advisor to First Atlantic Capital Ltd., equity firm (2001-present). Formerly, a Managing Director in Investment Banking- The Private Equity Group (1995-2001) and a Vice President in Investment Banking- Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods.
Interested Trustees:

Tracy V. Maitland† 1065 Avenue of the Americas, 31st Floor New York, NY 10018 Age: 44 Trustee, President and Chief Executive Officer	3 years/ since inception	President of Advent Capital Management, LLC, which he founded in June, 2001. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2

Nicholas Dalmaso Age: 40 Trustee	3 years/ since inception	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Manager, Formerly, Assistant General Counsel, John Nuveen and Company, Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	8	Trustee, MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund; and Western Asset/ Claymore U.S.Treasury Inflation Protected Securities Fund.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of trustees for which he serves:

•	Messrs. Smart and Nyberg, as Class I trustees, are expected to stand for re-election at the Fund’s 2005 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class II trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of shareholders.

•	Messrs. Seizert and Medina, as Class III trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Advisor.

16 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information continued (unaudited)

Officers

The officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers

Heidemarie Gregoriev 2455 Corporate West Drive Lisle, IL 60532 Age: 34 Assistant Secretary	Since 2005	Vice President and Assistant General Counsel, Claymore Advisors, LLC and Claymore Securities, Inc. since 2004; Legal Counsel, Henderson Global Investors (North America) Inc. and Assistant Secretary (2001-2004) and Chief Legal Officer (2003-2004) of Henderson Global Funds; Attorney, Gardner, Carton, & Douglas, (1997-2001).

F. Barry Nelson Age: 62 Vice President	Since 2005	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June 2001 to present. Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Bruce S. Berger Age: 32 Treasurer and Chief Financial Officer	Since 2005	Advent Capital Management, LLC: Controller, 2004 to present; Maple Securities: Controller, 2001-2004; Arthur Andersen: Manager, 1998-2001.

Rodd Baxter Age: 54 Secretary and Chief Compliance Officer	Since 2005	Advent Capital Management, LLC: General Counsel – Legal 2002 to present; SG Cowen Securities Corporation: Director and Senior Counsel, 1998-2002; Cowen & Co: General Counsel of Cowen Asset Management 1992-1998.

Steven M. Hill 2455 Corporate West Drive Lisle, IL 60532 Age: 40 Assistant Treasurer	Since 2005	Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. Previously, Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (North America) Inc., from 2002-2003; Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP, (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

*	Address for all officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

SemiAnnual Report | April 30, 2005 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Two Hanson Place, Brooklyn, New York 11217, Attention: Irina Krylov, Phone Number: (718) 315-4818.

18 | SemiAnnual Report | April 30, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Information |

Board of Trustees	Investment Manager
Nicholas Dalmaso* Tracy V. Maitland* - Chairman	Advent Capital Management, LLC
1065 Avenue of the Americas, 31st Floor
New York, New York 10018
Derek Medina
Investment Advisor
Ronald A. Nyberg	Claymore Advisors, LLC
Lisle, Illinois
Gerald L. Seizert
Administrator, Custodian and Transfer Agent
Michael A. Smart

Officers	The Bank of New York
Tracy V. Maitland	New York, New York
Chief Executive Officer	Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
F. Barry Nelson	New York, New York
Vice President
Independent Registered
Bruce S. Berger	Public Accounting Firm
Treasurer and Chief Financial Officer	PricewaterhouseCoopers LLP
New York, New York

Steven M. Hill
Assistant Treasurer

Rodd Baxter
Secretary and Chief Compliance Officer

Heidemarie Gregoriev
Assistant Secretary

*	Trustees who are “Interested Persons” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Enhanced Growth & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057, (800) 701-8178

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Securities & Exchange Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.

SemiAnnual Report | April 30, 2005 | 19

Advent Capital Management, LLC 1065 Avenue of the Americas New, New York 10018

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland

Name:	Tracy V. Maitland

Title:	President and Chief Executive Officer

Date:	July 05, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland

Name:	Tracy V. Maitland

Title:	President and Chief Executive Officer

Date:	July 05, 2005

By:	/s/ Paul Latronica

Name:	Paul Latronica

Title:	Treasurer and Chief Financial Officer

Date:	July 05, 2005